Profit from Operations - Depreciation, Amortisation and Impairment Costs - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Operating Expenses [Line Items]
Depreciation and impairment of right-to-use assets	£ 178	£ 6	£ 5
Impairment of property, plant and equipment	£ 174	£ 194
Depreciation rate of cigarette-making machinery	5.00%	5.00%
Increase (decrease) in depreciation expense		£ 53
Bottom of Range
Other Operating Expenses [Line Items]
Property Plant And Equipment Depreciation Rates	3.00%	3.00%	3.00%
Top of Range
Other Operating Expenses [Line Items]
Property Plant And Equipment Depreciation Rates	25.00%	25.00%	7.00%
Venezuela
Other Operating Expenses [Line Items]
Impairment of property, plant and equipment		£ 110